Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41471
Entity Registrant Name	Graphex Group Limited
Entity Central Index Key	0001816723
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11/F COFCO Tower 262
Entity Address, Address Line Two	Gloucester Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	683,493,072
Auditor Firm ID	711	5395
Auditor Name	Marcum Asia CPAs LLP	Friedman LLP
Auditor Location	New York, New York	New York, New York
American depositary shares (one American depositary share representing twenty ordinary shares, par value HK$0.01 per share)
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing twenty ordinary shares, par value HK$0.01 per share)
Trading Symbol	GRFX
Security Exchange Name	NYSEAMER
Ordinary shares, par value HK$0.01 per share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value HK$0.01 per share*
Security Exchange Name	NYSEAMER
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	11/F COFCO Tower 262
Entity Address, Address Line Two	Gloucester Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2559 9438
Contact Personnel Name	Mr. Andross Yick Yan Chan, Chief Executive Officer